200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
WILLIAM ALLENSWORTH william.allensworth@dechert.com +617 728 7174 Direct +617 426 6567 Fax

March 4, 2011

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:          Russell Investment Company
File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the forms of Prospectuses and Statements of Additional Information included in Post-Effective Amendment No. 149 to the Trust’s Registration Statement on Form N-1A (“PEA 149”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 149.  I hereby further certify that PEA 149 was filed electronically with the Commission on February 28, 2011 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7174 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ William Allensworth
William Allensworth

cc:           John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.

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